Other Liabilities, Provisions and Commitments - Summary of Provisions and Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Provisions	$ 5,100	$ 7,983
Taxes payable	67	227
Other	2,144	581
Total	$ 7,311	$ 8,791